PRUDENTIAL NATURAL RESOURCES FUND, INC.
Gateway Center Three, 4th Floor
Newark, NJ 07102

                                                              August 1, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              Re:   Prudential Natural Resources Fund, Inc.
                    (File No. 33-15166)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 24 and (ii) that the text of Post-Effective Amendment No. 24 was filed electronically on July 30, 2002.


                                    PRUDENTIAL NATURAL RESOURCES FUND, INC.


                                    By: /s/ Maria G. Master
                                        --------------------
                                            Maria G. Master
                                            Secretary